Equity-Accounted Investees - Last financial statements available for main equity-accounted investments of Grifols (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Non-current assets	€ 13,723,555	€ 12,109,822
Cash and cash equivalents	655,493	579,647
Non-current financial liabilities	(7,768,950)	(6,602,100)
Current financial liabilities	(2,438,291)	(424,612)
Net revenue (notes 6 and 24)	4,933,118	5,340,038	€ 5,098,691
Profit for the year	265,327	708,990	€ 648,644
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Non-current assets	2,877,382	2,617,024
Current assets	549,977	402,876
Cash and cash equivalents	401,117	250,073
Non-current liabilities	(3,313)	(5,074)
Non-current financial liabilities	(453)
Current liabilities	(191,133)	(29,088)
Current financial liabilities		(969)
Net assets	3,633,577	3,234,842
Net revenue (notes 6 and 24)	395,812	259,429
Profit for the year	181,395	139,459
Access Biologicals
Disclosure of associates [line items]
Non-current assets	2,707	2,795
Current assets	23,287	19,619
Cash and cash equivalents	3,790	4,178
Non-current liabilities	(36)	(1,497)
Current liabilities	(3,615)	(3,670)
Current financial liabilities	(2,649)	(1,486)
Net assets	23,484	19,939
Net revenue (notes 6 and 24)	45,689	50,093
Profit for the year	€ 17,380	€ 17,221